UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan Street, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl, Advisors Series Trust
  2020 East Financial Way, Suite 100, Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code:  414-765-5340

Date of fiscal year end: 3/31

Date of reporting period: 6/30/06

Item 1. Proxy Voting Record.
Name of Fund: The Teberg Fund
Period: July 1, 2005 - June 30, 2006

Company Name	Meeting	CUSIP	Proposal(s)	By Issuer	Conflict	Conflict	Mgmt	Vote	Date	Shares
	Date			or S/hold	Yes/No	Resolved	Recom	Cast	Voted	Voted

Fidelity Advisor Fifty Fund - A	11/16/05	315805473	1. Elect Directors	Issuer	No	N/A	For	For	11/02/05	71170.1240

Fidelity Adv Equity Grwth Fund - Instit	11/16/05	315805101	1. Elect Directors	Issuer	No	N/A	For	For	11/02/05	2628.6280

Janus Fund	11/22/05	471023101	1. Elect Directors	Issuer	No	N/A	For	For	10/21/05	27597.0620
			2. Approve amend to inv adv agrmt	Issuer	No	N/A	For	For	10/21/05	27597.0620

Janus Twenty	11/22/05	471023408	1. Elect Directors	Issuer	No	N/A	For	For	10/21/05	7370.8490
			2. Approve amend to inv adv agrmt	Issuer	No	N/A	For	For	10/21/05	7370.8490

AIM Weingarten	02/28/06	001413301	1. Approve reorg to AIM Constell	Issuer	No	N/A	For	For	01/23/06	30736.5570

Clipper Fund, Inc.	04/21/06	188850101	1. Elect Directors	Issuer	No	N/A	For	For	02/23/06	3453.1130
			2. Approve advisory agrmt w/ Davis	Issuer	No	N/A	For	For	02/23/06	3453.1130
			3. Approve reorganization agrmt	Issuer	No	N/A	For	For	02/23/06	3453.1130

FPA Capital Fund, Inc.	05/01/06	302539101	1. Elect Directors	Issuer	No	N/A	For	For	04/12/06	2694.2840
			2. Approve advisory agreement	Issuer	No	N/A	For	For	04/12/06	2694.2840

Jennison Natural Resources - Class A	06/26/06	476293105	1. Apprv change to invest restriction	Issuer	No	N/A	For	For	05/01/06	2087.2470

Allegiant Multi-Factor Sm Cap Value A	06/26/06	01748V668	1. Elect Directors	Issuer	No	N/A	For	For	05/24/06	9995.0020
			2. Authorize amend to sub advisory	Issuer	No	N/A	For	For	05/24/06	9995.0020
			agreement w/out share approval	Issuer	No	N/A	For	For	05/24/06	9995.0020

BlackRock High Yield Bond Port - Instit	08/22/06	091929638	1. Apprv new invest adv agreement	Issuer	No	N/A	For	For	06/08/06	592350.1720
			2. Apprv new sub-advisory agrmt	Issuer	No	N/A	For	For	06/08/06	592350.1720

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer
Principal Executive Officer

Date 7/26/06

* Print the name and title of each signing officer under his or her signature.